Condensed Statements of Cash Flows (Unaudited) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (16,676,768)	$ (2,444,287)
Adjustments to reconcile net loss to net cash to cash used by operating activities:
Amortization of intangible assets	229,377	229,377
Common shares issued for service	39,200	49,000
Common shares issued for interest payment	13,487
Stock based compensation expense	24,846	64,860
Gain on settlement of debt		51,400
Interest expense from convertible debenture	4,755,853
Change in fair value of derivative liabilities	9,211,686
Changes in operating assets and liabilities:
Other assets	(41,635)	(334,150)
Accounts Payable	815,726	(117,777)
Net cash used by operating activities	(1,628,228)	(2,501,577)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of debt		(244,300)
Proceeds from issuance of preferred shares		3,040,000
Proceeds from convertible debenture - related party	1,263,000
Proceeds from loan payable	62,500
Net cash provided by financing activities	1,325,500	2,795,700
Net (decrease) increase in cash	(302,728)	294,123
Cash, beginning of period	339,923	45,800
Cash, end of period	37,195	339,923
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	3,093
Cash paid for taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES
Conversion of preferred shares to common stock		3,200,000
Settlement of debt by issuance of common stock and forgiveness of debt		1,150,135
Cashless exercise of warrants		19,309
Deemed dividends for ratchet adjustments to warrants		48,659
Deemed dividends for commitment shares	17,099,058	48,659
Stock warrants classified as derivative liability	$ 7,530,308